Financial Information as per operating segments (Details 12) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement [Line Items]
Income from continuing activities	$ 108,194,856		$ 145,645,660		$ 322,084,531
Other gains (losses)	11,410,085		(3,156,799)		(4,029,627)
Finance income	(3,451,143)		(13,117,641)		(15,794,456)
Finance costs	28,714,063		27,720,203		23,560,662
Share of net loss of joint ventures and associates accounted for using the equity method	8,437,209		16,431,759		10,815,520
Gains (losses) on exchange differences	(2,551,823)		9,054,155		(3,299,657)
Tax income (expense)	35,408,420		39,975,914		136,126,817
Adjusted operating result	175,180,780		233,965,051		472,751,376
Depreciation and amortization	109,813,976		105,020,934		93,289,194
Operating Segments [Member]
Statement [Line Items]
Income from continuing activities	108,194,856		145,645,660		322,084,531	[1]
Other gains (losses)	11,410,085		(3,156,799)		(4,029,627)	[1]
Finance income	(3,451,143)		(13,117,641)		(15,794,456)	[1]
Finance costs	28,714,063		27,720,203		23,560,662	[1]
Share of net loss of joint ventures and associates accounted for using the equity method	8,437,209		16,431,759		10,815,520	[1]
Gains (losses) on exchange differences	(2,551,823)		9,054,155		(3,299,657)	[1]
Result as per adjustment units	429,198		8,255,001		(742,041)	[1]
Tax income (expense)	35,408,420		39,975,914		136,126,817	[1]
Adjusted operating result	186,590,865	[2]	230,808,252	[2]	468,721,749	[1]
Depreciation and amortization	109,813,976		105,020,934		93,289,194	[1]
ORBDA	$ 296,404,841	[3]	$ 335,829,186	[3]	$ 562,010,943	[1]

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.
[2]	Adjusted operating result (for management purposes we have defined it as Net income before net financial expense, gain (losses) of joint venture and associates accounted for using the equity method, gains (losses) on exchange differences, result as per adjustment units and income taxes).
[3]	ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).